Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade accounts receivable
Schedule of components of trade accounts receivable

12/31/2023
Accounts receivable from customer	95,922
Provisional pricing adjustment	(66,229)
29,693